Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposits
(6)	Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2022	2021	2020

Interest bearing checking accounts	$190	$178	$148
Savings accounts	920	624	716
Time deposits and money market accounts	4,617	5,863	22,834
Total	$5,727	$6,665	$23,698

At December 31, 2022, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$883,218
1 to 2 years	50,972
2 to 3 years	3,378
3 to 4 years	660
4 to 5 years	90,431
Over 5 years	104
$1,028,763

Included in total time deposits as of December 31, 2022 and 2021 is $ 250.0 million and $161.5 million in time deposits with balances in excess of $250,000.